SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	$ 40,593,094	$ 24,292,113
Restricted cash	83,217	405,040
Total cash, cash equivalents, and restricted cash	$ 40,676,311	$ 24,967,153